Balance Sheets (USD $)	Dec. 31, 2012
SQN AIF IV, L.P.
Assets
Cash and cash equivalents	$ 1,600
Subscription receivable	500
Total Assets	2,100
Liabilities and Partner's /Member's Equity
Due to SQN AIF IV GP, LLC	1,000
Total Liabilities	1,000
Partners' /Member's Equity:
Limited Partner	1,000
General Partner	100
Total Partners'/Member's Equity	1,100
Total Liabilities and Partners' Equity/Member's Equity	2,100
SQN AIF IV GP, LLC
Assets
Cash and cash equivalents	925,843
Due from SQN Capital Management, LLC	75,000
Due from SQN AIF IV, L.P.	1,000
Investment in SQN AIF IV, L.P.	100
Total Assets	1,001,943
Partners' /Member's Equity:
Total Partners'/Member's Equity	1,001,943
Total Liabilities and Partners' Equity/Member's Equity	$ 1,001,943